Liability Related to the Sale of Future Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Revenue
Schedule of Liability for the Sale of Future Revenue

The following table presents as of September 30, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Reversal of future royalties upon option exercise	(1,480)
Foreign currency exchange impact	62
September 30, 2023	$2,665

The following table presents as of December 31, 2022 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2021	$2,958
Sale of future royalties	1,439
Foreign currency exchange impact	(314)
December 31, 2022	$4,083